Segmented Information	12 Months Ended
Dec. 31, 2024
Segmented Information [Abstract]
SEGMENTED INFORMATION
15.	Segmented information

The Company has determined that it has one operating segment, being the exploration of mineral properties.

Information about the Company’s non-current assets by jurisdiction is detailed below:

As at December 31,	2024	2023
Mexico	$19,750	$19,755
Ecuador	4,774	2,627
Chile	7	12
Peru	79	32
Canada	6	6
	$24,616	$22,432

Information about the Company’s impairment losses by jurisdiction is detailed in Note 6 and exploration expenditures by jurisdiction is detailed in Note 13.